RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)		1 Months Ended
	Sep. 04, 2025	Aug. 28, 2025	Jul. 17, 2025	Oct. 31, 2025	Sep. 30, 2025	Sep. 09, 2025	Jun. 30, 2025	Jun. 17, 2025	Apr. 28, 2025	Jan. 31, 2025	Aug. 22, 2024
Cash				$ 220						$ 59,073
Debt Instrument, Face Amount									$ 500,000		$ 200,000
Greenland Exploration Limited
Cash							$ 20,000
Greenland Exploration Limited
Cash					$ 18,398
Promissory note description	On September 4, 2025, the Company borrowed $100,000 under a promissory note (the “FGMP Note 2”) with FG Merchant Partners LP. The FGMP Note 2 is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $100,000 outstanding as of September 30, 2025 under the FGMP Note 2.	On August 28, 2025, the Company borrowed $160,000 under a promissory note (the “FGMP Note”) with FG Merchant Partners LP. The FGMP Note is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $160,000 outstanding as of September 30, 2025 under the FGMP Note.	On July 17, 2025, the Company borrowed $15,000 under a promissory note (the “FGF Note”) with Fundamental Global Inc. The FGF Note is non-interest bearing and due at the earlier of (i) January 31, 2026, or (ii) date the Company closes its Business Combination. There was $15,000 outstanding as of September 30, 2025 under the FGF Note.
Debt Instrument, Face Amount						$ 100,000
Receivables, Net, Current					$ 100,000
Common Stock [Member] | Greenland Exploration Limited
Aggregate shares								1,500,000
Common Stock [Member] | Greenland Exploration Limited | Board of Directors Chairman [Member]
Cash								$ 10,000
Common Stock [Member] | Greenland Exploration Limited
Aggregate shares								1,500,000
Common Stock [Member] | Greenland Exploration Limited | Board of Directors Chairman [Member]
Cash								$ 10,000
Warrant [Member] | Greenland Exploration Limited
Aggregate shares								1,500,000
Warrant [Member] | Greenland Exploration Limited | Board of Directors Chairman [Member]
Cash								$ 10,000
Warrant [Member] | Greenland Exploration Limited
Aggregate shares								1,500,000
Warrant [Member] | Greenland Exploration Limited | Board of Directors Chairman [Member]
Cash								$ 10,000